OTHER PAYABLES AND ACCRUED EXPENSES (Details) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2013	Dec. 31, 2012
OTHER PAYABLES AND ACCRUED EXPENSES [Abstract]
Accrued expenses and other	$ 5,335	$ 4,461
Subcontractors accrual	2,582	1,975
Accrued Taxes	2,739	1,918
Total other payables and accrued expenses	$ 10,656	$ 8,354